Software Development Costs (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Software Development Costs (Tables)
Schedule of Software Development Costs
	June 30,	December 31,
	2022	2021

Capitalized software in-process	$982,000	$888,000
Website development	763,000	763,000
Less accumulated amortization	(653,000)	(633,000)
Software development costs, net	$1,092,000	$1,018,000

	December 31,
	2021	2020

Capitalized software in-process	$888,000	$825,000
Website development	763,000	607,000
Less accumulated amortization	(633,000)	(587,000)
Software development costs, net	$1,018,000	$845,000